FAIR VALUE OF FINANCIAL INSTRUMENTS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables) - Diamond S Shipping	6 Months Ended
Jun. 30, 2019
Concentration Risk [Line Items]
Schedule of fair values and carrying amounts of financial instruments

The fair values and carrying amounts of the Company’s financial instruments at June 30, 2019 and December 31, 2018 that are required to be disclosed at fair value, but not recorded at fair value, are as follows:

	June 30, 2019		December 31, 2018
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Cash and cash equivalents	$64,144	$64,144	$83,054	$83,054
Restricted cash	5,387	5,387	5,104	5,104
Variable rate debt	940,869	940,869	646,688	646,688

Schedule of financial instruments carried at fair value based on the levels of hierarchy

The table below provides the financial instruments carried at fair value based on the levels of hierarchy as of the valuation date listed:

	Level 1	Level 2	Level 3	Total
June 30, 2019
Derivative liabilities	$—	$3,131	$—	$3,131
December 31, 2018
Derivative liabilities	—	1,530	—	1,530